CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
REVENUES:
Revenues	$ 64,111,745	$ 61,594,305	$ 50,533,389
OPERATING EXPENSES:
Cost of services	43,380,138	41,892,766	34,169,261
Sales and marketing	6,582,629	6,108,401	5,288,237
General and administrative costs	4,275,943	4,225,957	3,454,362
Restructuring Charges	1,063,146	0	0
Total operating expenses	55,301,856	52,227,124	42,911,860
OPERATING INCOME	8,809,889	9,367,181	7,621,529
Interest income	280,409	45,133	33,365
Interest expense	(47,525)	(47,320)	(59,492)
Other income (expense), net	96,559	(72,533)	165,714
Loss on disposition of Russia business	0	(96,294)	0
INCOME BEFORE INCOME TAXES	9,139,332	9,196,167	7,761,116
Income tax expense	2,135,802	2,207,207	1,770,571
NET INCOME	7,003,530	6,988,960	5,990,545
Net income attributable to noncontrolling interests in Accenture Canada Holdings Inc.	(7,204)	(7,348)	(6,539)
Net income attributable to noncontrolling interests – other	(124,769)	(104,443)	(77,197)
NET INCOME ATTRIBUTABLE TO ACCENTURE PLC	$ 6,871,557	$ 6,877,169	$ 5,906,809
Weighted average Class A ordinary shares:
Basic (in shares)	630,608,186	632,762,710	634,745,073
Diluted (in shares)	638,591,616	642,839,181	645,909,042
Earnings per Class A ordinary share:
Basic (in dollars per share)	$ 10.90	$ 10.87	$ 9.31
Diluted (in dollars per share)	10.77	10.71	9.16
Cash dividends per share (in dollars per share)	$ 4.48	$ 3.88	$ 3.52